Income Taxes - Reconciliation of Changes in Federal, State and Foreign Unrecognized Tax Position Balances (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Uncertainties [Abstract]
Balance at beginning of period	$ 302	$ 479	$ 532
Additions for tax positions taken in prior years	44	73	24
Additions for tax positions taken in the current year		5	2
Exam resolutions	(56)	(245)	(70)
Statute expirations	(26)	(10)	(9)
Balance at end of period	$ 264	$ 302	$ 479